Schedule H, Line 4i - Schedule of Assets (Held at End-of-Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End-of-Year)

401(k) PLAN AS ADOPTED BY AVIDIA BANK

Schedule H, Line 4i – Schedule of Assets (Held at End-of-Year)

Required for IRS Form 5500

EIN #04-3395834

Plan #002

December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party.	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value.	(d) Cost	(e) Current value
		Pooled Separate Accounts
*	Principal Global Investors Trust Co	BLUE CHIP SEP ACCT-Z	**	$3,982,291
*	Principal Global Investors Trust Co	BOND MARKET INDEX SEP ACCT-Z	**	123,325
*	Principal Global Investors Trust Co	CORE FIX INC SEP ACCT-Z	**	947,703
*	Principal Global Investors Trust Co	DIV INC SEP ACCT-Z	**	6,192
*	Principal Global Investors Trust Co	DIVERSIFIED INTL SEP ACCT-Z	**	2,301,076
*	Principal Global Investors Trust Co	EQUITY INCOME SEP ACCT-Z	**	2,156,957
*	Principal Global Investors Trust Co	GLBL EMERG MARKETS SEP ACCT-Z	**	97,846
*	Principal Global Investors Trust Co	HIGH YIELD SEP ACCT-Z	**	4,608
*	Principal Global Investors Trust Co	INFLATION PROTECT SEP ACCT-Z	**	18,131
*	Principal Global Investors Trust Co	INTL EQUITY INDEX SEP ACCT-Z	**	297,931
*	Principal Global Investors Trust Co	LGCP S&P 500 INDEX SEP ACCT-Z	**	11,746,986
*	Principal Global Investors Trust Co	MIDCAP S&P 400 IDX SEP ACCT-Z	**	496,306
*	Principal Global Investors Trust Co	MIDCAP SEP ACCT-Z	**	15,380
*	Principal Global Investors Trust Co	MIDCAP VALUE I SEP ACCT-Z	**	6,135
*	Principal Global Investors Trust Co	REAL ESTATE SECS SEP ACCT-Z	**	35,374
*	Principal Global Investors Trust Co	SAM BALANCED SEP ACCT-Z	**	295,054
*	Principal Global Investors Trust Co	SAM CONS BALANCED SEP ACCT-Z	**	10,878
*	Principal Global Investors Trust Co	SAM CONS GROWTH SEP ACCT-Z	**	695,683
*	Principal Global Investors Trust Co	SAM FLEXIBLE INCOME SEP ACCT-Z	**	460,948
*	Principal Global Investors Trust Co	SAM STRAT GROWTH SEP ACCT-Z	**	881,340
*	Principal Global Investors Trust Co	SMCAP GROWTH I SEP ACCT-Z	**	4,002,020
*	Principal Global Investors Trust Co	SMCAP S&P 600 INDEX SEP ACCT-Z	**	105,356
*	Principal Global Investors Trust Co	SMCAP VALUE II SEP ACCT-Z	**	1,856,197
*	Principal Global Investors Trust Co	OVERSEAS SEP ACCT-Z	**	1,718,299

		Collective Investment Trusts
*	Principal Global Investors Trust Co	LIFETIME HYBR INC CIT Z	**	3,154,717
*	Principal Global Investors Trust Co	LIFETIME HYBR 2015 CIT Z	**	4,331
*	Principal Global Investors Trust Co	LIFETIME HYBR 2020 CIT Z	**	11,725
*	Principal Global Investors Trust Co	LIFETIME HYBR 2025 CIT Z	**	501,153
*	Principal Global Investors Trust Co	LIFETIME HYBR 2030 CIT Z	**	3,864,322
*	Principal Global Investors Trust Co	LIFETIME HYBR 2035 CIT Z	**	901,681
*	Principal Global Investors Trust Co	LIFETIME HYBR 2040 CIT Z	**	3,058,463
*	Principal Global Investors Trust Co	LIFETIME HYBR 2045 CIT Z	**	718,205
*	Principal Global Investors Trust Co	LIFETIME HYBR 2050 CIT Z	**	1,848,819
*	Principal Global Investors Trust Co	LIFETIME HYBR 2055 CIT Z	**	1,252,581
*	Principal Global Investors Trust Co	LIFETIME HYBR 2060 CIT Z	**	426,082
*	Principal Global Investors Trust Co	LIFETIME HYBR 2065 CIT Z	**	85,586
*	Principal Global Investors Trust Co	LIFETIME HYBR 2070 CIT Z	**	6,664

*	Principal Life Insurance Company	FIXED INC GUAR OPTION	**	2,485,328

	Schwab Funds	Brokerage Account: SELF-DIRECTED BROKERAGE ACCT	**	1,139,277

*	Avidia Bancorp Inc. Common Stock	Employer Security: AVIDIA BANCORP INC COMMON STK	**	9,316,060

*	Notes receivable from participants	Interest rates range from 4.25% to 9.50%; maturities through December 2030	-0-	732,792

				$61,769,802

* Represents a party-in-interest as defined by ERISA.

** Participant-directed investments for which historical cost information is not required to be presented.